Long term loan and other non-current liabilities (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Long term loan and other non-current liabilities.
Lessor finance amount	$ 3,963
Effective interest rate	4.20%
Lessor finance, term	10 years